Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Financial Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	March 31, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$7,518,000	—	—	$7,518,000

	December 31, 2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

The following table summarizes the financial liabilities measured at fair value on a recurring basis segregated by the level of valuation inputs within the fair value hierarchy utilized to measure fair value:

	2012
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$12,549,000	—	—	$12,549,000

	2011
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Warrant liability	$11,113,000	—	—	$11,113,000

Summary of Activity for Liabilities Measured at Fair Value Using Level 3 Inputs

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the three months ended March 31:

	2013	2012
Balance as of January 1	$12,549,000	$11,113,000
Issuances of derivative financial instruments	268,000	2,001,000
Unrealized (gain) loss related to change in fair value	(5,299,000)	(1,580,000)

Balance as of March 31	$7,518,000	$11,534,000

The following table reflects the activity for liabilities measured at fair value using Level 3 inputs for the year ended December 31:

	2012	2011
Balance as of January 1	$11,113,000	$4,270,000
Derivative financial instruments reclassified to equity upon amendment	—	(6,415,000)
Issuances of derivative financial instruments	6,544,000	2,870,000
Warrant restructuring	2,485,000	—
Warrant exercised	(55,000)	—
Unrealized (gain) loss related to change in fair value	(7,538,000)	10,388,000

Balance as of December 31	$12,549,000	$11,113,000